Acquisition - Schedule of Estimated Fair Values of Net Assets Acquired and Liabilities Assumed (Details)	Dec. 31, 2024 USD ($)
Acquisition of Yinhua [Member]
Recognized amounts of identifiable assets acquired and liabilities assumed
Accounts receivable, net	$ 4,519,839
Prepayments	8,050,558
Equipment, net	3,504
Deferred tax assets	16,415
Short-term bank borrowings	(193,339)
Others payable and accrued liabilities	(7,685,086)
Tax payable	(1,126,777)
Total identifiable net assets	3,585,114
Goodwill	5,364,709
Total purchase price	8,949,823
Acquisition of Feipeng BVI [Member]
Recognized amounts of identifiable assets acquired and liabilities assumed
Accounts receivable, net	3,746,298
Prepayments	550,944
Other receivables	246,748
Equipment, net	123,446
Deposits	610,393
Accounts payable	(1,546,037)
Short-term bank borrowings	(1,884,823)
Others payable and accrued liabilities	(1,383,077)
Amount due to related parties	(1,552,719)
Tax payable	(21,589)
Total identifiable net liabilities	(1,110,416)
Goodwill	13,715,130
Total purchase price	12,604,714
Acquisition of Alliance BVI [Member]
Recognized amounts of identifiable assets acquired and liabilities assumed
Prepayments	1,587,580
Other receivables	106,839
Inventory	29,846
Equipment, net	868,434
Others payable and accrued liabilities	(3,326,020)
Tax payable	(3,483)
Total identifiable net liabilities	(736,805)
Goodwill	22,029,753
Total purchase price	$ 21,292,948